             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                       SUPPLEMENT DATED JULY 3, 2006*



PRODUCT NAME                                                                    PROSPECTUS FORM #    SAI FORM #        DATE
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY
RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY                  S-6273 J (5/06)   S-6325 D (5/06)   5/1/2006

The "About the Service Providers" section on pg. 73 of your prospectus has been replaced with the following:

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues the contract and is the principal underwriter and general distributor of the contract. We are a stock life insurance company organized in 1957 under the laws of the State of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary life insurance products include variable life insurance, universal life insurance, traditional whole life insurance and disability income insurance. Our primary annuity products include variable and fixed deferred and immediate annuities. We issue fixed and variable insurance policies and annuities and are licensed in 49 states, the District of Columbia and American Samoa.

SALES OF THE CONTRACT
o Only selling firms registered with the SEC as securities broker-dealers and which are members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO THE SELLING FIRM

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.80% each time a purchase payment is made for the contract. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We pay trail commissions of up to 1.30% of the contract value. We do not pay or withhold payment of trail commissions based on which subaccounts you choose to allocate your purchase payments.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

       -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

       -- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

       -- providing services to contract owners; and

       -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

-------------------------------------------------------------------------------
S-6273-10 A (7/06)
* Valid until next prospectus update.

SOURCES OF PAYMENTS TO SELLING FIRMS
o We pay the commissions and other compensation described above from our assets.

o   Our assets may include:

       -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

       -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

       -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- the funds"); and

       -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

       -- fees and expenses we collect from contract owners, including surrender charges; and

       -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause a selling firm to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.

The "Principal Underwriter" section on pg. 5 of your Statement of Additional Information has been replaced with the following:

PRINCIPAL UNDERWRITER
We serve as principal underwriter for the contract, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and are a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into selling agreements with us and whose personnel are legally authorized to sell annuity products. We are ultimately controlled by Ameriprise Financial. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter has been: 2005: $96,912,450; 2004: $57,026,951 and 2003:
$39,181,124. We retain no underwriting commission from the sale of the contract.

             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                       SUPPLEMENT DATED JULY 3, 2006*

PRODUCT NAME                                                               PROSPECTUS FORM #         SAI FORM #          DATE
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY                S-6503 A (6/06)      S-6503-20 A (6/06)    6/9/2006

The "About the Service Providers" section on pg. 68 of your prospectus has been replaced with the following:

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues the contract and is the principal underwriter and general distributor of the contract. We are a stock life insurance company organized in 1957 under the laws of the State of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary life insurance products include variable life insurance, universal life insurance, traditional whole life insurance and disability income insurance. Our primary annuity products include variable and fixed deferred and immediate annuities. We issue fixed and variable insurance policies and annuities and are licensed in 49 states, the District of Columbia and American Samoa.

SALES OF THE CONTRACT
o Only selling firms registered with the SEC as securities broker-dealers and which are members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO THE SELLING FIRM
o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.80% each time a purchase payment is made for the contract. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We pay trail commissions of up to 1.30% of the contract value. We do not pay or withhold payment of trail commissions based on which subaccounts you choose to allocate your purchase payments.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

       -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

       -- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

       -- providing services to contract owners; and

       -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

-------------------------------------------------------------------------------
S-6503-3 A (7/06)
* Valid until next prospectus update.

SOURCES OF PAYMENTS TO SELLING FIRMS
o We pay the commissions and other compensation described above from our assets.

o  Our assets may include:

       -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

       -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

       -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- the funds"); and

       -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

       -- fees and expenses we collect from contract owners, including surrender charges; and

       -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause a selling firm to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.

The "Principal Underwriter" section on pg. 5 of your Statement of Additional Information has been replaced with the following:

PRINCIPAL UNDERWRITER
We serve as principal underwriter for the contract, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and are a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into selling agreements with us and whose personnel are legally authorized to sell annuity products. We are ultimately controlled by Ameriprise Financial. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter has been: 2005: $96,912,450; 2004: $57,026,951 and 2003:
$39,181,124. We retain no underwriting commission from the sale of the contract.